Cover Page	May 02, 2024
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	Enviri Corporation
Document Period End Date	May 02, 2024
Entity Incorporation, State or Country Code	DE
Entity File Number	001-03970
Entity Tax Identification Number	23-1483991
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
Local Phone Number	857-8715
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $1.25 per share
Trading Symbol	NVRI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000045876
Amendment Flag	false
Entity Address, Address Line One	Two Logan Square 100-120 North 18th Street, 17th Floor
City Area Code	(267)